Document And Entity Information	Nov. 17, 2020
Document Information Line Items
Entity Registrant Name	Enzo Biochem, Inc.
Trading Symbol	ENZ
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0000316253
Document Period End Date	Nov. 17, 2020
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	NY
Entity File Number	001-09974
Entity Tax Identification Number	13-2866202
Entity Address, Address Line One	527 Madison Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	583-0100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.01 par value
Security Exchange Name	NYSE